Loans and advances to clients (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
By Maturity
Under 1 year	R$ 321,881,721	R$ 320,774,167
From 1 and 5 years	200,999,058	199,768,490
Over 5 years	79,159,210	79,145,187
Loans and advances to customers, gross	602,039,989	599,687,844
By Internal risk classification
Low	411,269,061	443,671,010
Medium-low	135,638,317	105,285,608
Medium	18,147,181	16,421,302
Medium - high	11,600,825	11,575,874
High	25,384,605	22,734,050
Loans and advances to customers, gross	R$ 602,039,989	R$ 599,687,844